Condensed Parent Company Only Financial Statements:	12 Months Ended
Dec. 31, 2011
Condensed Parent Company Only Financial Statements [Abstract]
Condensed Parent Company Only Financial Statements:
(19)	Condensed Parent Company Only Financial Statements:

The following condensed balance sheets as of December 31, 2011 and 2010 and condensed statements of income and cash flows for the years ended December 31, 2011, 2010 and 2009 of the parent company only should be read in conjunction with the consolidated financial statements and the notes thereto. The parent company realized an increase in its investment in subsidiary as a result of the release of the subsidiary bank's liquidation account.

Condensed Balance Sheets:

	2011	2010
Assets:
Cash and due from banks	$17,602	20,724
Investment in subsidiary	111,912	101,612
Prepaid expenses and other assets	841	1,208

Total assets	$130,355	123,544

Liabilities and equity
Liabilities
Unrealized loss on derivative	$1,297	1,088
Dividends payable - Common	176	613
Interest payable	89	89
Subordinated debentures	10,310	10,310

Total liabilities	11,872	12,100

Equity:
Preferred stock	—	—
Common stock	79	77
Common stock warrants	556	556
Additional paid-in capital	75,967	74,920
Retained earnings	39,591	39,994
Treasury stock	(5,076)	(5,076)
Accumulated other comprehensive loss	7,366	973

Total equity	118,483	111,444

Total liabilities and equity	$130,355	123,544

Condensed Statements of Income:

	Years Ended
	2011	2010	2009
Interest and dividend income:
Dividend income	$—	750	—
Time deposits	—	—	2

Total interest and dividend income	—	750	2

Interest expense	742	739	625
Non-interest expenses	423	448	438

Total expenses	1,165	1,187	1,063

Loss before income tax benefit and equity in undistributed earnings of subsidiary	(1,165)	(437)	(1,061)
Income tax benefits	(316)	(342)	(399)

Loss before equity in undistributed earnings of subsidiary	(849)	(95)	(662)
Equity in undistributed earnings of subsidiary	3,769	6,611	2,637

Net income	2,920	6,516	1,975
Preferred stock dividend and warrant accretion	(1,031)	(1,031)	(1,031)

Income available to common shareholders	$1,889	5,485	944

Condensed Statement of Cash Flows:

	Years Ended
	2011	2010	2009
Cash flows from operating activities
Net income	$2,920	6,516	1,975
Adjustments to reconcile net income to net cash (used in) provided by operating activities
Equity in undistributed earnings of subsidiary	(3,769)	(6,611)	(2,637)
Amortization of restricted stock	118	134	151
Increase (decrease) in:
Current income taxes payable	—	358	(361)
Accrued expenses	438	18	(159)

Net cash (used) provided by operating activities:	(293)	415	(1,031)

Cash flows for investing activities:
Investment in subsidiary	—	(10,000)	—
Net (increase) decrease in federal funds sold	—	—	6,685

Net cash (used in) provided by investing activities	—	(10,000)	6,685

Cash flows from financing activities:
Proceeds from sale of treasury stock	—	1,419	—
Proceeds from sale of common stock	—	28,952	—
Dividends paid on preferred stock	(920)	(920)	(851)
Dividends paid on common stock	(1,909)	(2,272)	(1,723)

Net cash (used in) provided by financing activities	(2,829)	27,179	(2,574)

Net increase (decrease) in cash	(3,122)	17,594	3,080
Cash and due from banks at beginning of year	20,724	3,130	50

Cash and due from banks at end of year	$17,602	20,724	3,130